Unaudited Interim Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, net of tax (recovery) and expense	$ (3,418)	$ 1,037	$ (3,038)	$ (2,273)
Change in fair value of cash flow hedges, net of tax (recovery) and expense	3,737	(7,596)	(178)	(29,894)
Change in unrealized pension and other post-employment expense, net of tax (expense) and recovery	$ 281	$ 32	$ 445	$ 30